Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Current Assets [Abstract]
Other Current Assets
	December 31,	June 30,
	2012	2013
Inventories	$13,727	$9,033
Deferred mobilization expenses	46,407	60,801
Prepayments and advances	14,789	28,580
Swap cash collateral	8,000	8,000
Other	10,716	6,317

Total	$93,639	$112,731